Schedule of Investments (unaudited)	iShares® International Dividend Growth ETF
December 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.1%
Altium Ltd.	6,630	$157,493
AUB Group Ltd.	9,180	139,851
Bapcor Ltd.	51,850	227,213
Brickworks Ltd.	10,710	161,123
carsales.com Ltd.	34,680	488,036
Cleanaway Waste Management Ltd.	164,390	292,915
Collins Foods Ltd.	15,470	75,518
Computershare Ltd.	48,450	853,496
CSL Ltd.	21,760	4,243,072
Elders Ltd.	36,720	252,055
IPH Ltd.	30,600	179,851
Nick Scali Ltd.	19,720	141,650
Northern Star Resources Ltd.	99,280	742,944
Pro Medicus Ltd.	1,530	57,185
PSC Insurance Group Ltd.	21,760	74,225
Sonic Healthcare Ltd.	65,110	1,325,055
Steadfast Group Ltd.	87,550	325,161
Technology One Ltd.	17,000	151,007
Washington H Soul Pattinson & Co. Ltd.	27,370	513,497
		10,401,347
Belgium — 0.2%
Elia Group SA/NV	1,870	265,844
UCB SA	9,180	723,324
		989,168
Brazil — 0.1%
Localiza Rent a Car SA	53,380	530,050

Canada — 19.5%
Alimentation Couche-Tard Inc.	24,310	1,068,275
Altius Minerals Corp.	2,890	47,405
Atco Ltd., Class I, NVS	12,838	401,828
Badger Infrastructure Solutions Ltd.	3,740	73,640
Barrick Gold Corp.	224,060	3,840,792
Brookfield Asset Management Ltd.(a)	15,300	438,095
Brookfield Corp.	71,740	2,256,048
Canadian Imperial Bank of Commerce	201,620	8,155,633
Canadian National Railway Co.	40,970	4,866,776
Canadian Natural Resources Ltd.	171,700	9,534,803
Canadian Tire Corp. Ltd., Class A, NVS	9,010	941,592
Canadian Western Bank	19,890	353,437
Capital Power Corp.	21,760	744,565
Cargojet Inc.	850	73,041
CCL Industries Inc., Class B, NVS	8,500	363,102
Cogeco Communications Inc.	3,400	192,826
Dollarama Inc.	3,740	218,738
Empire Co.Ltd., Class A, NVS	11,900	313,408
Enghouse Systems Ltd.	4,760	126,453
EQB Inc.(b)	2,210	92,595
Finning International Inc.	19,040	473,328
FirstService Corp.	1,146	140,338
Fortis Inc.	76,500	3,061,130
Franco-Nevada Corp.	6,630	903,766
George Weston Ltd.	3,910	485,111
Great-West Lifeco Inc.	65,110	1,505,128
Hydro One Ltd.(c)	39,100	1,047,383
iA Financial Corp. Inc.	14,450	845,976
Imperial Oil Ltd.	14,450	703,824
Intact Financial Corp.	13,770	1,982,209

Security	Shares	Value

Canada (continued)
Jamieson Wellness Inc.(c)	3,910	$101,331
Loblaw Companies Ltd.	7,650	676,409
Magna International Inc.	32,150	1,806,004
Manulife Financial Corp.	416,160	7,422,647
Maple Leaf Foods Inc.(b)	10,880	196,467
Metro Inc.	13,430	743,609
North West Co. Inc. (The)	8,670	227,764
Open Text Corp.	33,830	1,002,407
Parkland Corp.	24,140	529,689
Power Corp. of Canada	135,799	3,194,386
Premium Brands Holdings Corp.	5,610	340,909
Quebecor Inc., Class B	27,030	602,885
Ritchie Bros Auctioneers Inc.	8,160	471,339
Royal Bank of Canada	127,330	11,971,277
Saputo Inc.	21,080	521,862
Stantec Inc.	5,440	260,670
Stella-Jones Inc.	3,910	140,113
Sun Life Financial Inc.	101,150	4,695,183
TFI International Inc.	3,230	323,501
TMX Group Ltd.	5,610	561,497
Toromont Industries Ltd.	4,906	354,036
Toronto-Dominion Bank (The)	185,640	12,019,984
Waste Connections Inc.	6,460	856,308
Wheaton Precious Metals Corp.	27,540	1,075,972
		95,347,494
China — 6.7%
AVIC Electromechanical Systems Co. Ltd., Class A	12,000	17,402
Bank of China Ltd., Class A	1,742,400	795,178
Bosideng International Holdings Ltd.	680,000	322,232
China Coal Energy Co. Ltd.	33,000	41,000
China Coal Energy Co. Ltd., Class H	510,000	414,092
China Construction Bank Corp., Class A	204,000	165,877
China Foods Ltd.	340,000	121,690
China Medical System Holdings Ltd.	170,000	266,014
China Merchants Bank Co. Ltd., Class A	255,000	1,365,766
China Merchants Bank Co. Ltd., Class H	680,000	3,763,019
China National Nuclear Power Co. Ltd., Class A	170,000	147,203
China Railway Group Ltd., Class A	238,000	190,795
China Railway Group Ltd., Class H	850,000	446,322
China Resources Gas Group Ltd.	187,000	697,613
China Suntien Green Energy Corp. Ltd., Class H	510,000	211,915
China Water Affairs Group Ltd.	92,000	75,782
Citic Pacific Special Steel Group Co. Ltd.	68,000	168,328
CSPC Pharmaceutical Group Ltd.	680,000	707,930
ENN Energy Holdings Ltd.	87,800	1,226,395
Greentown China Holdings Ltd.	85,000	122,912
Haier Smart Home Co. Ltd., Class H	238,000	807,791
Harbin Boshi Automation Co. Ltd.	16,400	33,146
Hengli Petrochemical Co. Ltd., Class A	116,000	259,841
Huaxia Bank Co. Ltd., Class A	315,200	236,242
Industrial & Commercial Bank of China Ltd., Class A	2,295,000	1,438,389
Industrial Bank Co. Ltd., Class A	398,200	1,010,142
Inspur Electronic Information Industry Co. Ltd., Class A	16,400	50,884
Jiangsu King's Luck Brewery JSC Ltd., Class A	17,000	124,720
Kweichow Moutai Co. Ltd., Class A	5,100	1,267,269
Lao Feng Xiang Co. Ltd.	17,000	105,039
Luzhou Laojiao Co. Ltd., Class A	5,400	174,303
Metallurgical Corp. of China Ltd., Class A	153,000	70,135
Midea Group Co.Ltd., Class A	82,000	611,272
Ping An Insurance Group Co. of China Ltd., Class A	187,000	1,264,408

Schedule of Investments (unaudited) (continued)	iShares® International Dividend Growth ETF
December 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Ping An Insurance Group Co. of China Ltd., Class H	1,530,000	$10,051,701
Postal Savings Bank of China Co. Ltd., Class H(c)	2,040,000	1,262,384
Shanghai Baosight Software Co. Ltd., Class A	21,490	138,839
Shanghai Tunnel Engineering Co. Ltd., Class A	102,000	77,544
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	82,800	90,872
Sinoma Science & Technology Co. Ltd., Class A	16,400	50,644
Tsingtao Brewery Co. Ltd., Class H	38,000	374,190
Wuliangye Yibin Co. Ltd., Class A	22,900	595,515
Xiamen Xiangyu Co. Ltd.	33,000	48,891
Yankuang Energy Group Co. Ltd., Class A	51,000	246,953
Yuexiu Property Co. Ltd.	340,000	410,194
Zhengzhou Coal Mining Machinery Group Co. Ltd.	17,000	27,388
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	68,000	59,478
Zhongsheng Group Holdings Ltd.	85,000	435,378
		32,591,017
Colombia — 0.1%
Grupo Argos SA	51,000	99,833
Grupo Nutresa SA	10,540	96,747
Interconexion Electrica SA ESP	108,120	473,003
		669,583
Denmark — 3.4%
Carlsberg AS, Class B	10,880	1,443,199
Coloplast A/S, Class B	10,880	1,274,621
DSV A/S	3,910	618,316
Novo Nordisk A/S, Class B	84,660	11,498,146
Orsted AS(c)	14,960	1,352,468
Royal Unibrew A/S	5,440	386,623
Scandinavian Tobacco Group A/S, Class A(c)	14,790	259,959
		16,833,332
Finland — 0.6%
Huhtamaki OYJ	10,710	366,892
Kesko OYJ, Class A	14,888	324,315
Kesko OYJ, Class B	42,483	938,712
Olvi OYJ, Class A	2,720	96,686
Uponor OYJ	10,540	187,442
Valmet OYJ	34,170	922,408
		2,836,455
France — 4.0%
Equasens	510	40,764
Sanofi	129,030	12,441,915
Schneider Electric SE	50,150	7,042,794
Thermador Groupe	510	47,058
		19,572,531
Germany — 5.6%
Adesso SE	170	23,906
Atoss Software AG	510	75,781
Bechtle AG	5,440	192,294
Brenntag SE	14,960	954,072
Deutsche Boerse AG	14,450	2,488,146
E.ON SE	491,130	4,882,813
Eckert & Ziegler Strahlen- und Medizintechnik AG	850	42,009
Encavis AG	8,500	168,080
Fresenius Medical Care AG & Co. KGaA	36,210	1,182,709
Fresenius SE & Co. KGaA	58,310	1,628,708
FUCHS PETROLUB SE	5,100	151,315
LANXESS AG	10,370	416,114
Nemetschek SE	2,040	104,298
SAP SE	85,850	8,863,212
Stratec SE	340	29,453
Security	Shares	Value

Germany (continued)
Symrise AG	5,270	$572,348
Vonovia SE	233,920	5,510,319
		27,285,577
Hong Kong — 2.8%
AIA Group Ltd.	918,000	10,137,824
CK Infrastructure Holdings Ltd.	170,000	887,066
Kerry Logistics Network Ltd.	85,000	152,307
Swire Properties Ltd.	204,000	516,711
Techtronic Industries Co. Ltd.	170,000	1,888,162
VSTECS Holdings Ltd.	340,000	195,460
		13,777,530
India — 2.1%
Aegis Logistics Ltd.	14,110	59,162
Asian Paints Ltd.	11,560	429,756
Astral Ltd.	662	15,689
Balaji Amines Ltd.	170	5,558
Berger Paints India Ltd.	3,230	22,625
Bharat Electronics Ltd.	206,776	249,497
CRISIL Ltd.	1,530	56,620
Grindwell Norton Ltd.	1,360	29,317
Indraprastha Gas Ltd.	20,412	102,034
Infosys Ltd.	315,520	5,752,340
ITC Ltd.	416,872	1,668,634
KEI Industries Ltd.	850	15,015
Larsen & Toubro Infotech Ltd.(c)	2,061	108,641
Mphasis Ltd.	7,632	181,780
Persistent Systems Ltd.	1,870	87,422
Pidilite Industries Ltd.	2,720	83,674
Radico Khaitan Ltd.	662	8,091
Reliance Industries Ltd.	32,980	1,012,506
Reliance Industries Ltd., GDR(c)	4,986	305,860
Schaeffler India Ltd.	1,020	33,851
Tata Elxsi Ltd.	1,020	77,413
TTK Prestige Ltd.	1,160	11,237
UltraTech Cement Ltd.	1,973	165,559
Vinati Organics Ltd.	164	3,949
ZF Commercial Vehicle Control Systems India Ltd.	172	18,597
		10,504,827
Indonesia — 0.5%
Bank Central Asia Tbk PT	4,029,000	2,209,254
Bank Pembangunan Daerah Jawa Timur Tbk PT	731,000	33,349
		2,242,603
Ireland — 1.2%
CRH PLC	99,960	3,975,423
Kerry Group PLC, Class A	6,800	614,246
Smurfit Kappa Group PLC	39,440	1,461,659
		6,051,328
Italy — 0.9%
A2A SpA	459,000	611,968
ACEA SpA	10,880	150,366
Buzzi Unicem SpA	8,840	170,348
DiaSorin SpA	850	118,937
Interpump Group SpA	3,230	145,825
Iren SpA	159,800	250,966
Italgas SpA	103,558	574,995
Recordati Industria Chimica e Farmaceutica SpA	11,220	466,390
Reply SpA	850	97,510
Terna - Rete Elettrica Nazionale	237,320	1,752,654
		4,339,959

Schedule of Investments (unaudited) (continued)	iShares® International Dividend Growth ETF
December 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan — 20.3%
Aeon Mall Co. Ltd.	17,000	$219,357
AGC Inc.	37,400	1,241,146
Aica Kogyo Co. Ltd.	17,000	402,098
Air Water Inc.	34,400	399,400
Alfresa Holdings Corp.	34,000	432,184
Astellas Pharma Inc.	204,000	3,101,948
Chiba Bank Ltd. (The)	102,000	744,207
COMSYS Holdings Corp.	17,000	298,284
DCM Holdings Co. Ltd.	17,000	155,121
Denka Co. Ltd.	17,000	388,499
Elecom Co. Ltd.	17,000	174,241
EXEO Group Inc.	17,000	288,873
FUJIFILM Holdings Corp.	26,700	1,335,038
Fujitec Co. Ltd.	17,000	385,954
Hisamitsu Pharmaceutical Co. Inc.	17,000	504,638
Hulic Co. Ltd.	85,000	667,467
Itochu Techno-Solutions Corp.	17,000	394,328
Kandenko Co. Ltd.	17,000	111,024
Kao Corp.	51,000	2,024,722
KDDI Corp.	204,000	6,186,685
Kobayashi Pharmaceutical Co. Ltd.	200	13,709
Kokuyo Co. Ltd.	17,000	239,278
Kubota Corp.	102,000	1,393,466
Kurita Water Industries Ltd.	2,600	107,392
Kyowa Kirin Co. Ltd.	17,000	389,368
Lasertec Corp.	600	97,962
MCJ Co. Ltd.	17,000	122,324
Medipal Holdings Corp.	17,000	224,693
Mitsubishi Corp.	212,600	6,902,011
Mitsubishi UFJ Financial Group Inc.	2,091,000	14,037,747
Morinaga & Co. Ltd./Japan	1,500	44,755
Murata Manufacturing Co. Ltd.	51,000	2,515,074
NEC Networks & System Integration Corp.	17,000	212,531
Nichias Corp.	17,000	303,774
Nippon Gas Co. Ltd.	17,000	266,038
Nippon Sanso Holdings Corp.	17,200	249,149
Nippon Telegraph & Telephone Corp.	156,500	4,463,146
Nissan Chemical Corp.	17,000	741,322
Nisshin Seifun Group Inc.	34,000	427,312
Nitori Holdings Co. Ltd.	2,600	339,722
Nitto Denko Corp.	18,400	1,059,742
Nomura Real Estate Holdings Inc.	18,000	384,890
Nomura Research Institute Ltd.	18,400	437,440
NSD Co. Ltd.	17,000	293,795
NTT Data Corp.	34,000	495,473
Obic Co. Ltd.	2,100	308,299
Open House Group Co. Ltd.	4,500	163,844
PALTAC Corp.	200	7,005
Pan Pacific International Holdings Corp.	17,000	315,760
Raito Kogyo Co. Ltd.	17,000	243,886
Sangetsu Corp.	17,000	277,113
SBI Holdings Inc.	66,300	1,263,198
SCSK Corp.	17,200	260,352
Sekisui House Ltd.	111,800	1,982,108
Seria Co. Ltd.	17,000	371,572
Seven & i Holdings Co. Ltd.	68,000	2,914,231
Shin-Etsu Chemical Co. Ltd.	47,300	5,775,905
Shin-Etsu Polymer Co. Ltd.	17,000	145,244
Shionogi & Co. Ltd.	18,400	918,033
Ship Healthcare Holdings Inc.	200	4,067
Security	Shares	Value

Japan (continued)
Sohgo Security Services Co. Ltd.	4,200	$114,348
Sompo Holdings Inc.	59,100	2,614,767
Sony Group Corp.	34,000	2,591,534
Sumitomo Mitsui Financial Group Inc.	272,000	10,943,215
Sumitomo Realty & Development Co. Ltd.	34,000	801,310
TDK Corp.	34,000	1,106,142
TechnoPro Holdings Inc.	17,000	452,595
Terumo Corp.	34,000	963,920
TIS Inc.	17,000	446,790
Tokio Marine Holdings Inc.	285,300	6,094,688
Tokyo Tatemono Co. Ltd.	34,000	411,616
Unicharm Corp.	18,000	689,152
USS Co. Ltd.	34,000	539,480
Valor Holdings Co. Ltd.	17,200	237,417
Yakult Honsha Co. Ltd.	8,200	533,800
Yamaguchi Financial Group Inc.	34,000	221,822
Yamato Holdings Co. Ltd.	34,400	545,111
		99,475,651
Malaysia — 0.0%
Allianz Malaysia Bhd	17,200	55,341

Mexico — 0.9%
America Movil SAB de CV, Series L, NVS	2,907,000	2,637,506
Arca Continental SAB de CV	85,000	690,242
Bolsa Mexicana de Valores SAB de CV	119,000	229,737
Grupo Bimbo SAB de CV, Series A(b)	85,000	359,254
Grupo Comercial Chedraui SA de CV	17,000	72,566
Orbia Advance Corp. SAB de CV(b)	238,000	421,369
		4,410,674
Netherlands — 1.1%
IMCD NV	2,656	379,918
NN Group NV	80,070	3,274,237
Wolters Kluwer NV	17,000	1,778,799
		5,432,954
New Zealand — 0.2%
EBOS Group Ltd.	16,150	449,027
Mainfreight Ltd.	7,480	319,997
Summerset Group Holdings Ltd.	21,420	120,309
		889,333
Norway — 0.1%
Borregaard ASA	7,990	123,848
Medistim ASA	1,190	28,059
TOMRA Systems ASA	9,010	151,965
		303,872
Philippines — 0.1%
International Container Terminal Services Inc.	107,100	384,381

Poland — 0.0%
Neuca SA	170	25,220

Portugal — 0.0%
Sonae SGPS SA	211,480	211,863

Saudi Arabia — 0.1%
Mouwasat Medical Services Co.	2,890	161,900
United Electronics Co.	9,458	174,448
		336,348
South Africa — 0.0%
PSG Konsult Ltd.	116,790	83,238

Schedule of Investments (unaudited) (continued)	iShares® International Dividend Growth ETF
December 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea — 0.7%
AfreecaTV Co. Ltd.	510	$28,819
Cheil Worldwide Inc.	11,616	212,168
CS Wind Corp.	1,326	72,734
Daesang Corp.	2,488	43,187
Hyundai Home Shopping Network Corp.	662	28,309
KIWOOM Securities Co. Ltd.	3,060	204,134
Kolmar BNH Co. Ltd.	2,040	46,000
Korea Zinc Co. Ltd.	1,658	743,034
Kumho Petrochemical Co. Ltd.	4,978	496,069
LEENO Industrial Inc.	571	70,559
NAVER Corp.	4,930	701,149
NICE Information Service Co. Ltd.	4,760	46,151
Park Systems Corp.(a)	330	29,902
Samsung Electro-Mechanics Co. Ltd.	3,613	375,220
SK Gas Ltd.	510	46,796
Youngone Corp.	2,380	88,829
Youngone Holdings Co. Ltd.	662	32,152
		3,265,212
Spain — 2.4%
Iberdrola SA	983,110	11,476,323
Vidrala SA	1,779	152,876
Viscofan SA	5,100	328,481
		11,957,680
Sweden — 0.6%
AAK AB	11,220	191,598
Assa Abloy AB, Class B	71,570	1,539,417
Atrium Ljungberg AB, Class B	6,536	107,180
Bravida Holding AB(c)	23,800	255,096
Castellum AB	51,340	621,750
Catena AB	2,890	107,949
Heba Fastighets AB	7,820	27,218
Lifco AB, Class B	7,820	130,893
NP3 Fastigheter AB	2,380	45,367
Platzer Fastigheter Holding AB, Class B	7,650	60,386
		3,086,854
Switzerland — 11.4%
ALSO Holding AG, Registered	850	156,015
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	33	336,271
Chocoladefabriken Lindt & Spruengli AG, Registered	5	514,417
DKSH Holding AG	4,590	348,074
Geberit AG, Registered	4,135	1,952,052
Givaudan SA, Registered	680	2,082,776
Logitech International SA, Registered	12,438	771,273
Nestle SA, Registered	126,990	14,668,533
Novartis AG, Registered	160,650	14,538,410
Partners Group Holding AG	3,570	3,161,175
Roche Holding AG, Bearer	2,720	1,053,989
Roche Holding AG, NVS	44,030	13,835,870
Siegfried Holding AG, Registered	86	57,126
Sika AG, Registered	7,990	1,920,822
Tecan Group AG, Registered	360	161,151
Temenos AG, Registered	5,440	299,272
VZ Holding AG	1,530	118,761
		55,975,987
Taiwan — 0.4%
Advantech Co. Ltd.	42,000	449,712
Lotes Co. Ltd.	6,000	160,548
Parade Technologies Ltd.	12,000	300,687
Security	Shares	Value

Taiwan (continued)
Silergy Corp.	8,000	$112,999
Sinbon Electronics Co. Ltd.	22,000	196,527
Unimicron Technology Corp.	170,000	659,971
Voltronic Power Technology Corp.	2,000	100,344
		1,980,788
Turkey — 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	8,670	28,783
Otokar Otomotiv Ve Savunma Sanayi AS	680	37,741
Tofas Turk Otomobil Fabrikasi AS	24,990	220,852
		287,376
United Kingdom — 11.2%
Advanced Medical Solutions Group PLC	6,326	19,808
Ashtead Group PLC	25,670	1,458,178
BAE Systems PLC	410,040	4,235,058
British American Tobacco PLC	320,450	12,676,411
Bunzl PLC	27,030	899,292
Chemring Group PLC	12,750	45,736
Clarkson PLC	3,910	152,918
Coca-Cola HBC AG, Class DI	25,840	610,826
Craneware PLC	2,210	48,493
Cranswick PLC	5,950	221,408
Croda International PLC	8,840	703,474
DCC PLC	16,830	827,563
Dechra Pharmaceuticals PLC	7,990	251,843
Diageo PLC	190,910	8,356,485
Diploma PLC	8,183	275,093
Drax Group PLC	53,550	454,234
EMIS Group PLC	4,590	103,879
Ferguson PLC	20,910	2,625,121
Games Workshop Group PLC	5,610	579,085
Gamma Communications PLC	4,930	64,418
GlobalData PLC(b)	1,190	16,904
Halma PLC	15,300	364,369
Hargreaves Lansdown PLC	69,700	717,767
Hilton Food Group PLC	15,980	106,976
Impax Asset Management Group PLC	15,640	137,635
Learning Technologies Group PLC	37,400	52,178
Liontrust Asset Management PLC	21,590	291,122
London Stock Exchange Group PLC	18,190	1,562,907
National Grid PLC	798,150	9,561,320
RELX PLC	177,480	4,906,972
RWS Holdings PLC	40,630	184,493
Sage Group PLC (The)	101,320	912,356
Sirius Real Estate Ltd.	223,890	199,816
Softcat PLC	9,520	136,516
Spectris PLC	10,950	396,682
Spirax-Sarco Engineering PLC	4,080	521,140
		54,678,476
Total Common Stocks — 99.4%
(Cost: $498,355,427)		486,814,049

Preferred Stocks

Germany — 0.1%
Fuchs Petrolub SE, Preference Shares, NVS	9,180	320,883

Schedule of Investments (unaudited) (continued)	iShares® International Dividend Growth ETF
December 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea — 0.0%
Samsung Electro-Mechanics Co. Ltd., Preference Shares	330	$16,758

Total Preferred Stocks — 0.1%
(Cost: $318,399)		337,641

Rights

Brazil — 0.0%
Localiza Rent a Car SA, (Expires 02/07/23)(a)	225	459

Total Rights — 0.0%
(Cost: $—)		459

Total Long-Term Investments — 99.5%
(Cost: $498,673,826)		487,152,149

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.53%(d)(e)(f)	839,059	839,310
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.12%(d)(e)	900,000	900,000

Total Short-Term Securities — 0.4%
(Cost: $1,739,164)		1,739,310

Total Investments — 99.9%
(Cost: $500,412,990)		488,891,459

Other Assets Less Liabilities — 0.1%		668,169

Net Assets — 100.0%		$489,559,628

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$839,371	(a)	$—	$(207)	$146	$839,310	839,059	$3,949	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	370,000	530,000	(a)	—	—	—	900,000	900,000	9,715		1
					$(207)	$146	$1,739,310		$13,664		$1

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSX 60 Index	2	03/16/23	$346	$(437)

Schedule of Investments (unaudited) (continued)	iShares® International Dividend Growth ETF
December 31, 2022

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
MSCI EAFE Index	17	03/17/23	$1,657	$957
				$520

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$101,327,627	$385,486,422	$—	$486,814,049
Preferred Stocks	—	337,641	—	337,641
Rights	459	—	—	459
Money Market Funds	1,739,310	—	—	1,739,310
	$103,067,396	$385,824,063	$—	$488,891,459
Derivative financial instruments(a)
Assets
Futures Contracts	$957	$—	$—	$957
Liabilities
Futures Contracts	(437)	—	—	(437)
	$520	$—	$—	$520

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

GDR	Global Depositary Receipt

JSC	Joint Stock Company

NVS	Non-Voting Shares